Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards in Relation to the Release of Material Non-Public Information

LAC does not currently grant stock options or option-like equity awards to the Company’s executive officers, employees or directors, therefore LAC does not currently have a formal practice or policy with respect to the grant of stock options or option-like awards.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

Policies and Practices Related to the Grant of Certain Equity Awards in Relation to the Release of Material Non-Public Information

LAC does not currently grant stock options or option-like equity awards to the Company’s executive officers, employees or directors, therefore LAC does not currently have a formal practice or policy with respect to the grant of stock options or option-like awards.